Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,270,559	$ 1,221,163
Less: Accumulated depreciation	(235,450)	(144,537)	$ (53,199)
Net Property and Equipment	1,035,109	1,076,626	$ 111,029
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,585	144,585
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,097,532	1,056,935
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,442	$ 19,643